Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets
Note 8 - Intangible Assets

		December 31
		2023	2024
	Useful life	US$ thousands
Original cost:
Capitalization of software development costs	8	4,909	5,274
Licenses	3	633	633
		5,542	5,907
Accumulated amortization:
Capitalization of software development costs		2,695	2,993
Licenses		594	614
		3,289	3,607

Intangible assets, net:
Capitalization of software development costs		2,214	2,281
Licenses		39	19
		2,253	2,300

Amortization expenses for the years ended December 31, 2022, 2023 and 2024 were US$ 207 thousand, US$ 285 thousand and US$ 318 thousand, respectively. The estimates amortization of capitalized software development costs in relation to developments that were available for general release to customers, as of December 31, 2024, are US$ 305 thousand in each of the years 2025 through 2029. The Company recorded an impairment loss of US$ 5,264 thousand in the year ended December 31, 2023, for two capitalization of software development costs projects, that will no longer be utilized by the Company. The impairment was recorded in cost of sales.